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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2007

Date of reporting period:	8/31/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2007 (Unaudited)	Columbia Tax-Exempt Fund

	Par ($)	Value ($)*
Municipal Bonds – 98.2%
EDUCATION – 2.4%
Education – 2.4%
CA Educational Facilities Authority
Loyola Marymount University,
Series 2001,
Insured: MBIA:
(a) 10/01/17	2,525,000	1,620,520
(a) 10/01/20	2,000,000	1,089,100
CA Municipal Finance Authority
Escondido Charter,
Series 2006 A,
5.250% 06/01/36	1,750,000	1,636,792
MA College Building Authority
Series 1994 A,
7.500% 05/01/14	3,500,000	4,118,730
MA Health & Educational Facilities Authority
Harvard University,
Series 1991 N,
6.250% 04/01/20	2,000,000	2,395,320
Massachusetts Institute of Technology,
Series 2002 K,
5.500% 07/01/22	8,000,000	9,053,680
NC University of North Carolina at Chapel Hill
Series 1997,
(a) 08/01/13	2,000,000	1,588,640
NY Dormitory Authority
Educational Housing Services,
Series 2005,
Insured: AMBAC
5.250% 07/01/30	3,000,000	3,264,720
New York University,
Series 2001 1,
Insured: AMBAC
5.500% 07/01/40	4,000,000	4,524,400
Upstate Community Colleges,
Series 2005 B,
Insured: FGIC
5.500% 07/01/23	2,000,000	2,241,540
UT Weber State University Revenue
Series 2005,
Insured: MBIA
4.250% 04/01/29	5,100,000	4,615,806
VA College Building Authority
Washington & Lee University,
Series 2001,
5.375% 01/01/21	10,000,000	11,017,500
WV University of West Virginia
Series 1998 A,
Insured: MBIA
5.250% 04/01/28	5,000,000	5,471,350
Series 2000 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
Insured: AMBAC:
(a) 04/01/16	3,300,000	2,290,068
(a) 04/01/17	2,480,000	1,635,436
(a) 04/01/18	3,800,000	2,379,598
Education Total		58,943,200
EDUCATION TOTAL		58,943,200
HEALTH CARE – 8.6%
Continuing Care Retirement – 0.6%
MD Baltimore County
Oak Crest Village, Inc.,
Series 2007 A,
5.000% 01/01/37	5,000,000	4,672,050
MO St. Louis Industrial Development Authority
St. Andrews Resources,
Series 2007 A,
6.375% 12/01/41(b)	7,000,000	6,974,940
NC Medical Care Commission
Glenaire, Inc.,
Series 2006,
5.500% 10/01/31	2,500,000	2,447,650
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2005,
6.125% 02/01/28	2,000,000	2,019,400
Continuing Care Retirement Total		16,114,040
Health Services – 0.5%
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999,
5.650% 02/01/19	1,310,000	1,339,554
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Group Health Plan, Inc.,
Series 2003:
5.250% 12/01/16	1,250,000	1,267,300
6.000% 12/01/17	1,650,000	1,732,252
WI Health & Educational Facilities Authority
Marshfield Clinic,
Series 1999,
Insured: RAD
6.250% 02/15/29	7,200,000	7,581,672
Health Services Total		11,920,778
Hospitals – 5.6%
AZ University Medical Center Corp.
Series 2004,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
5.250% 07/01/13	1,000,000	1,037,520
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/20	1,320,000	1,334,058
CA Health Facilities Financing Authority
Catholic Health Care West,
Series 2004 G,
5.250% 07/01/23	500,000	508,280
CT Health & Educational Facilities Authority
Manchester Memorial Hospital,
Series 2000 A,
Insured: RAD
6.000% 07/01/25	1,605,000	1,692,055
FL Hillsborough County Industrial Development Authority
Tampa General Hospital,
Series 2003 A:
5.000% 10/01/18	825,000	834,446
5.250% 10/01/24	4,000,000	4,035,040
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 1999 E,
6.000% 10/01/26	6,905,000	7,111,667
Series 1996 A,
Insured: MBIA
6.250% 10/01/16	825,000	941,581
FL West Orange Health Care District
Series 2001 A,
5.650% 02/01/22	3,650,000	3,749,207
GA Chatham County Hospital Authority
Memorial Health University Medical Center,
Series 2004 A,
5.500% 01/01/34	2,500,000	2,489,450
Memorial Medical Center,
Series 2001 A,
6.125% 01/01/24	3,000,000	3,105,990
LA Public Facilities Authority
Touro Infirmary,
Series 1999 A,
5.625% 08/15/29	10,940,000	10,949,955
MA Health & Educational Facilities Authority
South Shore Hospital,
Series 1999 F,
5.750% 07/01/29	13,000,000	13,259,090
MI Dickinson County
Dickinson County Health Care System,
Series 1999,
5.700% 11/01/18	1,800,000	1,825,110

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MI University of Michigan
Series 2002 D,
5.250% 12/01/20	6,310,000	6,540,567
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1997 A,
5.500% 11/01/09	250,000	253,323
MO Health & Educational Facilities Authority
Lake Regional Health Systems,
Series 2003,
5.600% 02/15/25	625,000	632,331
SSM Health Care Corp.,
Series 2002 A:
5.000% 06/01/11	2,000,000	2,074,520
5.250% 06/01/12	2,500,000	2,631,825
MS Medical Center Building Corp.
University of Mississippi Medical Center,
Series 1998,
Insured: AMBAC
5.500% 12/01/23	10,550,000	11,691,615
NC Medical Care Commission
Wilson Memorial Hospital,
Series 1997,
Insured: AMBAC
(a) 11/01/14	1,380,000	1,033,165
ND Ward County Health Care Facility
Trinity Health,
Series 2006,
5.125% 07/01/29	1,250,000	1,192,275
NH Higher Educational & Health
Series 1998,
5.800% 05/01/18	1,470,000	1,484,965
NM Farmington
San Juan Medical Center,
Series 2004 A,
5.000% 06/01/23	500,000	497,805
SC Greenville Hospital System Board
Series 2001,
Insured: AMBAC
5.500% 05/01/26	5,000,000	5,246,650
TN Johnson City Health & Educational Facilities Board
Mountain States Health Alliance,
Series 2006 A,
5.500% 07/01/36	1,250,000	1,240,963
TN Knox County Health, Educational & Housing Facilities Authority
East Tennessee Hospital,
Series 2003 B,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
5.750% 07/01/33	650,000	658,281
Fort Sanders Alliance,
Series 1993,
Insured: MBIA
5.250% 01/01/15	5,000,000	5,341,150
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2006 C,
5.250% 09/01/36	8,500,000	8,110,955
TX Harris County Health Facilities Development Corp.
Memorial Hermann Hospital Systems,
Series 1998,
Insured: FSA
5.500% 06/01/11	3,335,000	3,528,830
VA Fairfax County Industrial Development Authority
Inova Health System,
Series 1993 A,
5.000% 08/15/23	10,000,000	10,311,200
VA Henrico County Industrial Development Authority
Bon Secours Health,
Series 1996,
Insured: MBIA
6.000% 08/15/16	5,000,000	5,555,200
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.:
Series 1999 B:
5.500% 02/15/15	3,500,000	3,546,165
5.625% 02/15/20	5,500,000	5,543,010
Series 1999 A,
5.600% 02/15/29	4,000,000	4,005,880
Series 2003,
6.400% 04/15/33	4,250,000	4,439,592
Hospitals Total		138,433,716
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	2,290,000	2,305,641
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	11,825,000	11,905,765
Intermediate Care Facilities Total		14,211,406
Nursing Homes – 1.3%
CO Health Facilities Authority
American Housing Foundation I, Inc.,
Series 2003 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
8.500% 12/01/31	885,000	914,205
IA Finance Authority
Care Initiatives,
Series 1998 B:
5.500% 07/01/08	260,000	262,036
5.750% 07/01/28	4,500,000	4,488,750
IA Marion Health Care Facilities
Series 2003,
6.500% 01/01/29(c)	200,000	220,670
MA Industrial Finance Agency
GF/Massachusetts, Inc.,
Series 1994,
8.300% 07/01/23	10,490,000	9,916,616
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	6,265,000	6,404,772
PA Delaware County Industrial Development Authority
Care Institute-Main Line LLC,
Series 2005,
9.000% 08/01/31	8,300,000	6,105,231
PA Washington County Industrial Development Authority
AHF Project,
Series 2003,
7.750% 01/01/29	2,220,000	2,484,602
TN Metropolitan Government Nashville & Davidson County Health & Education Board
AHF Project,
Series 2003,
7.750% 01/01/29	510,000	561,704
Nursing Homes Total		31,358,586
HEALTH CARE TOTAL		212,038,526
HOUSING – 3.1%
Assisted Living/Senior – 0.3%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	1,615,000	1,498,607
MN Roseville
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23(d)	3,275,000	2,800,976
NC Medical Care Commission
DePaul Community Facilities, Inc.,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
Series 1999,
7.625% 11/01/29	2,060,000	2,104,702
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II,
Series 2004,
6.700% 05/01/39	900,000	951,912
Assisted Living/Senior Total		7,356,197
Multi-Family – 2.1%
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	7,925,000	8,237,562
Cross Keys Apartments,
Series 1998 A, AMT,
5.750% 10/01/28	985,000	989,078
FL Capital Trust Agency
Atlantic Housing Foundation, Inc.,
Series 2005 C,
5.875% 01/01/28	2,000,000	2,019,760
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	3,975,000	4,100,530
MA Housing Finance Agency
Series 2004 A, AMT,
Insured: FSA
5.250% 07/01/25	10,000,000	10,054,100
MD Economic Development Corp.
Collegiate Housing Foundation,
Series 1999 A,
6.000% 06/01/30	3,000,000	3,085,050
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen,
Series 1992, AMT,
9.250% 06/01/22	1,780,000	1,774,874
MN White Bear Lake
Birch Lake Townhomes:
Series 1989 A,
9.750% 07/15/19	2,385,000	2,361,150
Series 1989 B, AMT,
(a) 07/15/19	264,000	114,177
MO St. Louis Area Housing Finance Corp.
Wellington Arms III,
Series 1979,
7.375% 01/01/21	1,549,846	1,571,234
NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT,
5.650% 02/01/38	3,500,000	3,333,820

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
NC Housing Finance Agency
Series 1994 F,
Insured: FHA
6.600% 07/01/17	355,000	355,529
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	1,400,000	1,434,370
NY New York City Housing Development Corp.
Series 2005 F-1,
4.650% 11/01/25	5,000,000	4,963,350
OK County Finance Authority
Sail Associates LLC,
Series 2007, AMT,
LOC: Bank of the West
5.250% 12/01/41	1,475,000	1,458,126
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16(e)	6,615,223	6,498,133
Multi-Family Total		52,350,843
Single-Family – 0.7%
CA Department of Veterans Affairs
Series 2007, AMT,
4.850% 12/01/22	2,000,000	1,985,800
CA Housing Finance Authority
Series 1984 B,
(a) 08/01/16	230,000	87,099
CO El Paso County School District No. 11
Series 1988 A, AMT,
Guarantor: GNMA
8.375% 03/25/19	104,955	106,844
CO Housing Finance Authority
Series 1996 B-1, AMT,
7.650% 11/01/26	45,000	45,664
FL Brevard County
Series 1985,
Insured: FGIC
(a) 04/01/17	425,000	163,557
FL Lee County Housing Finance Authority
Series 1998 A-2, AMT,
Guarantor: GNMA
6.300% 03/01/29	115,000	116,040
IL Chicago
Series 1997 A, AMT,
Guarantor: GNMA
7.250% 09/01/28	10,000	10,271

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
LA Jefferson Parish Home Mortgage Authority
Series 1999 B-1, AMT,
Guarantor: GNMA
6.750% 06/01/30	305,000	307,955
MA Housing Finance Agency
Series 1992 21, AMT,
7.125% 06/01/25	450,000	450,342
Series 1992, AMT,
Insured: AMBAC
7.125% 06/01/25	150,000	150,120
MD Community Development Administration Department of Housing & Community Development
Series 2006 B, AMT,
4.900% 09/01/37	4,945,000	4,644,542
ME Housing Authority
Series 2006 D, AMT,
4.950% 11/15/31	2,075,000	1,995,590
MO Housing Development Commission
Series 2006, AMT,
Guarantor: GNMA
4.750% 09/01/21	1,000,000	970,150
NC Housing Finance Agency
Series 1998, AMT,
5.250% 03/01/17	280,000	287,344
NM Mortgage Finance Authority
Series 1999 D-2, AMT,
Guarantor: GNMA
6.750% 09/01/29	1,065,000	1,086,769
Series 2000 A-2, AMT,
Insured: FHA
7.100% 09/01/30	255,000	260,906
OH Housing Finance Agency
Series 1997 A-1, AMT,
Guarantor: GNMA
6.050% 09/01/17	255,000	260,100
OK Housing Finance Agency
Series 1999 B-1,
Guarantor: GNMA:
5.000% 12/01/37	3,000,000	2,860,500
6.800% 09/01/16	115,000	117,984
OR Department of Housing & Community Services
Series 1998 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
5.150% 07/01/15	35,000	35,605
Single-Family Total		15,943,182
HOUSING TOTAL		75,650,222
INDUSTRIALS – 3.1%
Food Products – 0.5%
FL Hendry County Industrial Development Authority
Savannah Foods & Industries,
Series 1992, AMT,
6.400% 03/01/17	1,500,000	1,504,185
MI Strategic Fund
Imperial Sugar Co.:
Series 1998 A,
6.250% 11/01/15	2,250,000	2,282,490
Series 1998 B,
6.450% 11/01/25	3,500,000	3,524,360
Series 1998 C, AMT,
6.550% 11/01/25	4,250,000	4,273,502
Food Products Total		11,584,537
Forest Products & Paper – 0.7%
FL Escambia County Environmental Improvement Revenue
International Paper Co.,
Series 2003 A, AMT,
5.750% 11/01/27	2,750,000	2,768,178
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 2007 A, AMT,
GTY AGMT: Pratt USA
6.125% 01/01/34	2,000,000	1,980,440
IA Cedar Rapids
Weyerhaeuser Co.,
Series 1984,
9.000% 08/01/14	1,000,000	1,211,530
MS Lowndes County
Weyerhaeuser Co.,
Series 1992 A,
6.800% 04/01/22	2,470,000	2,830,669
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
Champion International Corp.,
Series 1999, AMT,
6.400% 11/01/24	2,425,000	2,503,376
SC Georgetown County
International Paper Co.,
Series 2000 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
5.950% 03/15/14	4,000,000	4,269,320
SC Richland County
International Paper Co.,
Series 2003, AMT,
6.100% 04/01/23	1,000,000	1,034,160
Forest Products & Paper Total		16,597,673
Manufacturing – 0.6%
AL McIntosh Industrial Development Board
CIBA Specialty Chemicals,
Series 1998,
5.375% 06/01/28	1,000,000	1,004,090
IL Will-Kankakee Regional Development Authority
Flanders Corp.,
Series 1997, AMT,
6.500% 12/15/17	2,095,000	2,099,002
KS Wichita Airport Authority
Cessna Citation Service Center,
Series 2002 A, AMT,
6.250% 06/15/32	5,000,000	5,175,750
MN Alexandria Industrial Development
Seluemed LLP,
Series 1998, AMT,
5.850% 03/01/18	830,000	833,594
MO Development Finance Board
Procter & Gamble Co.,
Series 1999, AMT,
5.200% 03/15/29	4,385,000	4,618,764
MO St. Louis Industrial Development Authority
Anheuser-Busch Companies, Inc.,
Series 1991,
6.650% 05/01/16	1,400,000	1,642,480
Manufacturing Total		15,373,680
Metals & Mining – 0.0%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
8.000% 09/01/14 (e)	1,030,000	1,056,337
Metals & Mining Total		1,056,337
Oil & Gas – 1.0%
LA St. John Baptist Parish
Marathon Oil Co.,
Series 2007 A,
5.125% 06/01/37	12,750,000	12,243,570
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
6.050% 09/15/34	1,140,000	1,178,167
TN Maury County Industrial Development Board
Occidental Petroleum Corp.,
Series 2001 A, AMT,
6.250% 08/01/18	4,000,000	4,214,880
TX Texas City Industrial Development Corp.
Arco Pipeline Co., Inc.,
Series 1990,
7.375% 10/01/20	2,000,000	2,503,760
VI Virgin Islands Public Finance Authority
Hovensa LLC,
Series 2003, AMT,
6.125% 07/01/22	2,975,000	3,063,417
Oil & Gas Total		23,203,794
Other Industrial Development Bonds – 0.3%
MI Strategic Fund Obligation Ltd.
NSF International,
Series 2004,
5.250% 08/01/26	600,000	608,496
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37	7,000,000	7,229,320
Other Industrial Development Bonds Total		7,837,816
INDUSTRIALS TOTAL		75,653,837
OTHER – 21.5%
Other – 0.0%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	1,100,000	1,155,429
Other Total		1,155,429
Pool/Bond Bank – 1.5%
FL Municipal Loan Council
Series 2000 A,
Insured: MBIA
(a) 04/01/21	1,000,000	531,340
MA Water Pollution Abatement Trust
Series 1999 A,
6.000% 08/01/17	10,000,000	11,547,400
Series 2006:
5.250% 08/01/24	4,000,000	4,357,440
5.250% 08/01/28	10,735,000	11,772,216
MI Municipal Bond Authority

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
Series 1991 C,
Insured: FSA
(a) 06/15/15	3,380,000	2,448,945
Series 2001,
5.250% 10/01/19	1,000,000	1,047,010
OH Water Development Authority
Water Pollution Control,
Series 2005 B,
4.750% 06/01/25	5,000,000	5,070,900
Pool/Bond Bank Total		36,775,251
Refunded/Escrowed(f) – 18.7%
AK Anchorage
Ice Rink Revenue,
Series 1998,
Pre-refunded 07/01/10,
6.250% 01/01/12	1,230,000	1,278,019
AL Huntsville Health Care Authority
Series 2001 A,
Pre-refunded 06/01/11,
5.750% 06/01/31	5,000,000	5,390,500
AZ Health Facilities Authority
Catholic Heallthcare West,
Series 1999 A,
Pre-refunded 07/01/10,
6.625% 07/01/20	3,700,000	4,016,461
AZ Maricopa County Industrial Development Authority
Series 1984,
Escrowed to Maturity,
(a) 02/01/16	4,500,000	3,166,110
Windsor Housing,
Series 1996 A,
Escrowed to Maturity,
6.625% 07/01/26	2,750,000	2,783,522
AZ Pima County Industrial Development Authority
Series 1989, AMT,
Escrowed to Maturity,
8.200% 09/01/21	12,370,000	16,162,889
AZ Tucson & Pima Counties Industrial Development Authority
Series 1983 A,
Escrowed to Maturity,
(a) 12/01/14	5,000,000	3,738,750
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Escrowed to Maturity,
(a) 01/01/18	10,000,000	6,371,500
CA Morgan Hill Unified School District
Series 2002,
Escrowed to Maturity,
Insured: FGIC

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
(a) 08/01/22	3,345,000	1,672,801
CA Palmdale Community Redevelopment Agency
Series 1986 A, AMT,
Escrowed to Maturity,
Insured: FHA
8.000% 03/01/16	3,000,000	3,829,380
Series 1986 D, AMT,
Escrowed to Maturity,
Insured: MBIA
8.000% 04/01/16	7,000,000	8,949,500
CA Perris Community Facilities District
Series 1991 2-90,
Escrowed to Maturity,
8.750% 10/01/21	6,165,000	8,946,895
CA Pomona
Series 1990 A,
Escrowed to Maturity,
Guarantor: GNMA
7.600% 05/01/23	9,560,000	11,992,638
CA Riverside County
Series 1998, AMT,
Escrowed to Maturity,
Guarantor: GNMA
8.300% 11/01/12	10,000,000	12,035,500
CA San Francisco Bay Area Rapid Transit District
Series 1999,
Pre-refunded 07/01/09,
5.500% 07/01/26(e)(g)	10,000,000	10,436,200
CO Highlands Ranch Metropolitan District No. 2
Series 1996,
Escrowed to Maturity,
Insured: FSA
6.500% 06/15/12	530,000	594,793
CO Mesa County
Series 1992,
Escrowed to Maturity,
(a) 12/01/11	5,905,000	5,008,975
CT Health & Educational Facility Authority
Manchester Memorial Hospital,
Series 2000 A,
Pre-refunded 07/01/10,
Insured: RAD
6.000% 07/01/25	135,000	144,376
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
Pre-refunded 06/01/12,
8.000% 06/01/32	4,500,000	5,346,720
FL Coral Gables Health Facilities Authority

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
Mariners Hospital,
Series 2004,
Pre-refunded 08/15/14,
Insured: FSA
5.000% 08/15/34(c)	5,000,000	5,335,300
FL Highlands County Health Facilities Authority
Adventist Health Systems,
Series 2003 D,
Pre-refunded 11/15/13,
5.375% 11/15/35	3,450,000	3,729,829
FL Jacksonville Transportation Authority
Series 1985,
Escrowed to Maturity,
9.200% 01/01/15	2,000,000	2,490,720
FL Melbourne
Series 2000 A,
Escrowed to Maturity,
Insured: FGIC
(a) 10/01/19	600,000	351,276
FL Mid-Bay Bridge Authority
Series 1991 A,
Escrowed to Maturity,
6.875% 10/01/22	2,000,000	2,503,260
FL Orange County Health Facilities Authority
Orlando Regional Health Care System,
Series 1996 A,
Escrowed to Maturity,
Insured: MBIA
6.250% 10/01/16	2,120,000	2,447,985
Series 1996 A,
Escrowed to Maturity,
Insured: MBIA
6.250% 10/01/16	55,000	62,976
FL Orlando Utilities Commission Water & Electric
Series 1989 D,
Escrowed to Maturity,
6.750% 10/01/17	3,750,000	4,371,900
FL Seminole County
Series 1992,
Escrowed to Maturity,
Insured: MBIA
6.000% 10/01/19	1,030,000	1,165,713
FL Tampa Bay Water Utility Systems
Series 1999,
Pre-refunded 10/01/11,
5.750% 10/01/29(e)(g)	3,000,000	3,233,940
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System,
Series 1998,
Escrowed to Maturity,
6.000% 10/01/08	325,000	328,513
GA Fulton County Water & Sewer

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
Series 1992,
Escrowed to Maturity,
Insured: FGIC
6.375% 01/01/14	19,080,000	21,051,346
GA Municipal Electric Authority
Series 1991,
Escrowed to Maturity,
Insured: MBIA:
6.600% 01/01/18	420,000	483,365
6.600% 01/01/18	3,600,000	4,199,076
Series 1998 Y:
Escrowed to Maturity,
Insured: AMBAC
6.400% 01/01/13	55,000	60,433
Pre-refunded 01/01/11,
Insured: AMBAC
6.400% 01/01/13	10,000	10,849
ID Health Facilities Authority
IHC Hospitals, Inc.,
Series 1992,
Escrowed to Maturity,
6.650% 02/15/21	6,000,000	7,358,400
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
Series 1993,
Escrowed to Maturity,
5.500% 12/01/12	3,000,000	3,203,910
IL Educational Facilities Authority
Educational Advancement Fund, Inc.,
Series 2002,
Pre-refunded 05/01/12,
6.625% 05/01/17	4,500,000	5,090,850
IL Glendale Heights
Series 1985 B,
Escrowed to Maturity,
7.100% 12/01/15	1,360,000	1,542,893
IL Metropolitan Pier & Exposition Authority
Series 1993 A,
Escrowed to Maturity,
Insured: FGIC
(a) 06/15/13	8,750,000	6,961,587
Series 1996,
Escrowed to Maturity,
Insured: MBIA
(a) 06/15/12	2,655,000	2,203,544
MA College Building Authority
Series 1999 A,
Escrowed to Maturity,
Insured: MBIA:
(a) 05/01/19	7,710,000	4,613,741
(a) 05/01/20	7,750,000	4,410,602
MA Port Authority

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
Series 1999 C,
Pre-refunded 01/01/10,
5.750% 07/01/29(g)	5,000,000	5,270,550
MA Turnpike Authority
Series 1993 A,
Escrowed to Maturity,
Insured: FGIC:
5.000% 01/01/20	12,665,000	13,392,478
5.125% 01/01/23	3,600,000	3,875,580
MA Water Resources Authority
Series 1992 A,
Escrowed to Maturity,
Insured: FGIC
6.500% 07/15/19	5,000,000	5,828,600
Series 1993 C,
Escrowed to Maturity,
Insured: AMBAC
5.250% 12/01/15	1,830,000	1,964,011
MI Cornell Township Economic Development Corp.
Mead Corp.,
Series 2002,
Pre-refunded 05/01/12,
5.875% 05/01/18	1,000,000	1,091,040
MI State
525 Redevco, Inc.,
Series 2000,
Escrowed to Maturity,
Insured: AMBAC
(a) 06/01/21	6,000,000	3,189,000
MN Dakota & Washington Counties Housing & Redevelopment Authority
Series 1988, AMT,
Escrowed to Maturity,
Guarantor: GNMA
8.150% 09/01/16	235,000	303,832
MN Higher Education Facilities Authority
College Art & Design,
Series 2000 5-D,
Pre-refunded 05/01/10,
6.750% 05/01/26	500,000	537,565
MN Moorhead
Series 1979,
Escrowed to Maturity,
Insured: FHA
7.100% 08/01/11	15,000	16,081
MN Robbinsdale Economic Development Authority
Series 1999 A,
Pre-refunded 01/01/10,
6.875% 01/01/26	250,000	267,145
MN University of Minnesota
Series 1996 A,
Escrowed to Maturity,
5.500% 07/01/21	1,000,000	1,108,450

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
MN Waconia
Ridgeview Medical Center,
Series 1999 A,
Pre-refunded 01/01/10,
Insured: RAD
6.125% 01/01/29	1,000,000	1,053,210
MN Western Minnesota Municipal Power Agency
Series 1983 A,
Escrowed to Maturity,
Insured: MBIA
9.750% 01/01/16	1,000,000	1,379,920
MO Jefferson City School District
Series 1991 A,
Escrowed to Maturity,
6.700% 03/01/11	1,450,000	1,528,836
NC Eastern Municipal Power Agency
Series 1987 A,
Pre-refunded 01/01/22,
4.500% 01/01/24	1,750,000	1,764,122
Series 1991 A,
Escrowed to Maturity:
5.000% 01/01/21	8,735,000	9,212,193
6.500% 01/01/18	5,815,000	6,942,645
NE Omaha Public Power District
Series 1992 B,
Escrowed to Maturity,
6.200% 02/01/17	1,600,000	1,812,832
NJ Highway Authority
Series 1971,
Escrowed to Maturity,
6.500% 01/01/11	471,000	489,760
NJ Tobacco Settlement Financing Corp.
Series 2003,
Pre-refunded 06/01/13,
6.750% 06/01/39	6,165,000	7,078,838
NJ Transportation Trust Fund Authority
Series 1995 B,
Escrowed to Maturity,
Insured: MBIA
7.000% 06/15/12	10,135,000	11,594,541
NJ Turnpike Authority
Series 1991 C,
Escrowed to Maturity,
Insured: MBIA
6.500% 01/01/16	11,000,000	12,560,900
Series 2005 C,
Escrowed to Maturity,
Insured: MBIA
6.500% 01/01/16	965,000	1,101,933
NV Henderson
Catholic Healthcare West,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
Series 1999 A,
Pre-refunded 07/01/10,
6.750% 07/01/20	520,000	566,358
NY New York City Municipal Water Finance Authority
Series 1999 A,
Pre-refunded 06/15/09,
5.500% 06/15/32(g)	10,000,000	10,422,900
NY Triborough Bridge & Tunnel Authority
Series 1992 Y,
Escrowed to Maturity,
6.125% 01/01/21	14,000,000	16,433,620
Series 1992,
Escrowed to Maturity,
Insured: CAP
6.125% 01/01/21	7,000,000	8,216,810
OH Hilliard School District
Series 1995 A,
Escrowed to Maturity,
Insured: FGIC
(a) 12/01/12	2,505,000	2,048,389
PA Cambria County Industrial Development Authority
Beverly Enterprises,
Series 1987,
Escrowed to Maturity,
10.000% 06/18/12	800,000	930,600
PA Convention Center Authority
Series 1989 A,
Escrowed to Maturity,
Insured: FGIC
6.000% 09/01/19	14,010,000	16,138,819
PA Pottstown Boro Authority
Sewer Revenue,
Series 1991,
Escrowed to Maturity,
Insured: FGIC
(a) 11/01/16	1,000,000	681,450
PA Westmoreland County Municipal Authority
Series 2000 A,
Escrowed to Maturity,
Insured: FGIC
(a) 08/15/23	5,000,000	2,228,300
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A,
Economically Defeased to Maturity,
Insured: AMBAC
5.125% 06/01/24	3,000,000	3,198,960
Series 2002 E,
Escrowed to Maturity,
6.000% 08/01/26	2,700,000	3,170,043
SC Piedmont Municipal Power Agency
Series 1993,
Escrowed to Maturity:

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
Insured: AMBAC
(a) 01/01/13	9,800,000	7,572,558
Insured: MBIA
5.375% 01/01/25	3,960,000	4,383,720
Series 1998,
Escrowed to Maturity:
Insured: AMBAC
(a) 01/01/13	14,120,000	10,093,682
Insured: MBIA
5.375% 01/01/25	435,000	479,379
TX Harris County Health Facilities Development Corp.
Christus Health,
Series 1999 A,
Pre-refunded 07/01/09,
Insured: MBIA
5.375% 07/01/19(e)(g)	18,000,000	18,697,140
TX Houston Water & Sewer System
Series 1998 A,
Escrowed to Maturity,
Insured: FSA:
(a) 12/01/19	26,955,000	15,422,842
(a) 12/01/23	2,515,000	1,159,868
TX Municipal Power Agency
Series 1989,
Escrowed to Maturity,
Insured: AMBAC:
(a) 09/01/10	350,000	311,889
(a) 09/01/11	560,000	479,646
(a) 09/01/12	205,000	168,666
Series 1993,
Escrowed to Maturity,
Insured: MBIA
(a) 09/01/15	185,000	132,800
TX North Central Health Facility Development Corp.
Series 1991 A,
Escrowed to Maturity,
6.625% 06/01/11	1,650,000	1,742,812
TX Research Laboratory Commission Finance Authority
Superconducting Super Collider,
Series 1991,
Escrowed to Maturity,
6.950% 12/01/12	8,840,000	9,582,914
TX University
Series 2004 B,
Pre-refunded 07/01/14,
5.000% 07/01/26	2,500,000	2,671,175
UT Provo
Series 1980,
Escrowed to Maturity,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
10.125% 04/01/15	1,375,000	1,703,529
UT Utah County Hospital Revenue
IHC Health Services, Inc.,
Series 1997,
Escrowed to Maturity,
Insured: MBIA
5.250% 08/15/26	2,500,000	2,527,850
VA Tobacco Settlement Financing Corp.
Series 2005,
Refunded to various dates beginning 06/01/12,
5.500% 06/01/26	5,000,000	5,425,000
WA Public Power Supply System
Series 1992 A,
Escrowed to Maturity,
Insured: MBIA
(a) 07/01/11	2,315,000	1,996,410
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2002,
Pre-refunded 02/15/12,
5.750% 08/15/30	4,900,000	5,338,011
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	10,410,000	11,390,830
Refunded/Escrowed Total		457,758,569
Tobacco – 1.3%
CA Golden State Tobacco Securitization Corp.
Series 2007 A-1,
5.000% 06/01/33	5,000,000	4,523,700
MI Tobacco Settlement Finance Authority
Series 2007 A,
6.000% 06/01/34	2,500,000	2,527,300
NJ Tobacco Settlement Financing Corp.
Series 2007 1-A:
4.625% 06/01/26	11,900,000	10,613,610
5.000% 06/01/29	5,000,000	4,469,050
NY TSASC, Inc.
Series 2006 1,
5.000% 06/01/26	2,000,000	1,905,340
SC Tobacco Settlement Management Authority
Series 2001 B,
6.375% 05/15/28	4,500,000	4,623,345
WI Badger TOB Asset Securitization Corp.
Series 2002,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
5.750% 06/01/12	2,450,000	2,549,617
Tobacco Total		31,211,962
OTHER TOTAL		526,901,211
OTHER REVENUE – 1.1%
Hotels – 0.3%
MA Boston Industrial Development Financing Authority
Crosstown Center Hotel LLC,
Series 2002, AMT,
6.500% 09/01/35	2,965,000	2,968,261
MO St. Louis Industrial Development Authority
St. Louis Convention Center,
Series 2000,
Insured: AMBAC
(a) 07/15/18	2,000,000	1,238,760
NJ Middlesex County Improvement Authority
Heldrich Associates LLC,
Series 2005 B,
6.250% 01/01/37	4,000,000	4,073,760
Hotels Total		8,280,781
Recreation – 0.8%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
6.000% 07/01/18(e)	1,750,000	1,833,405
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15(e)	2,085,000	2,148,718
8.750% 10/01/19(e)	7,680,000	7,881,370
CO Metropolitan Football Stadium District
Series 1999 A,
Insured: MBIA
(a) 01/01/11	3,650,000	3,208,021
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26(e)	3,500,000	3,462,690
Recreation Total		18,534,204
Retail – 0.0%
OH Lake County
North Madison Properties,
Series 1993,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Retail – (continued)
8.819% 09/01/11	140,000	140,780
Retail Total		140,780
OTHER REVENUE TOTAL		26,955,765
RESOURCE RECOVERY – 0.3%
Disposal – 0.1%
NV Department of Business & Industry
Republic Services, Inc.,
Series 2003, AMT,
5.625% 12/01/26(c)	2,000,000	2,036,160
Disposal Total		2,036,160
Resource Recovery – 0.2%
FL Palm Beach County Solid Waste Authority
Series 1998 A,
Insured: AMBAC
(a) 10/01/12	1,855,000	1,523,549
MA Industrial Finance Agency
Ogden Haverhill Associates,
Series 1998 A, AMT,
5.400% 12/01/11	3,300,000	3,380,619
Resource Recovery Total		4,904,168
RESOURCE RECOVERY TOTAL		6,940,328
TAX-BACKED – 35.4%
Local Appropriated – 2.2%
CA Los Angeles County Schools
Series 1999 A,
Insured: AMBAC
(a) 08/01/22	2,180,000	1,060,439
IL Chicago Board of Education
Series 1992 A,
Insured: MBIA:
6.000% 01/01/16	5,000,000	5,675,900
6.000% 01/01/20	8,000,000	9,166,160
6.250% 01/01/15	12,900,000	14,341,704
IN Crown Point School Building Corp.
Series 2000,
Insured: MBIA
(a) 01/15/19	8,165,000	4,851,643
IN Noblesville Redevelopment Authority
Series 2006 A,
5.250% 08/01/25	2,000,000	2,058,720
MN Hibbing Economic Development Authority
Series 1997,
6.400% 02/01/12	500,000	501,640
NC Rowan County

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
Justice Center Project,
Series 1992,
6.250% 12/01/07	100,000	100,476
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
Series 2005,
Insured: FSA
4.600% 04/01/22	8,885,000	8,845,462
TX Houston Independent School District
Series 1998 A,
Insured: AMBAC:
(a) 09/15/14	3,885,000	2,901,551
(a) 09/15/18	3,885,000	2,354,893
(a) 09/15/20	3,885,000	2,111,847
Series 1998 B,
Insured: AMBAC
(a) 09/15/15	2,000,000	1,424,040
Local Appropriated Total		55,394,475
Local General Obligations – 13.1%
AK North Slope Borough
Series 1999 B,
Insured: MBIA
(a) 06/30/10	12,515,000	11,220,824
Series 2000 B,
Insured: MBIA:
(a) 06/30/10	20,000,000	17,931,800
(a) 06/30/11	15,000,000	12,930,750
Series 2001 A,
Insured: MBIA
(a) 06/30/12	23,000,000	19,046,990
AL Birmingham
Series 2003 A,
Insured: AMBAC
5.250% 06/01/17	2,130,000	2,285,043
AL Jefferson County
Series 2004 A,
5.250% 01/01/19	2,790,000	2,919,679
AZ Tucson
Series 1994 G,
Insured: FGIC
7.625% 07/01/14	3,140,000	3,837,582
CA Alvord Unified School District
Series 2002 A,
Insured: MBIA
5.900% 02/01/19	1,975,000	2,263,231
CA Benicia Unified School District
Series 1997 A,
Insured: FGIC

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
(a) 08/01/21	5,955,000	3,123,874
CA Clovis Unified School District
Series 2004 A:
Insured: FGIC
(a) 08/01/19	8,350,000	4,879,155
(a) 08/01/20	7,000,000	3,875,550
CA Corona-Norco Unified School District
Series 2001 C,
Insured: FGIC
(a) 09/01/18	1,390,000	854,072
CA Fresno Unified School District
Series 2002 A,
Insured: MBIA
6.000% 02/01/19	1,000,000	1,158,830
CA Golden West School Authority
Series 1999 A,
Insured: MBIA:
(a) 08/01/14	3,980,000	3,011,984
(a) 08/01/15	1,500,000	1,082,760
CA Los Angeles Unified School District
Series 2007,
Insured: FSA
5.000% 07/01/21	5,000,000	5,245,250
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(a) 08/01/17	2,500,000	1,625,875
CA San Juan Unified School District
Series 2001,
Insured: FSA:
(a) 08/01/17	1,525,000	991,784
(a) 08/01/18	1,785,000	1,100,952
CA San Ysidro School District
Series 2005 D,
Insured: FGIC
(a) 08/01/23	2,330,000	1,096,848
CA Vallejo City Unified School District
Series 2002 A,
Insured: MBIA
5.900% 02/01/20	1,000,000	1,152,650
CA West Contra Costa Unified School District
Series 2001 B,
Insured: MBIA
6.000% 08/01/24	2,320,000	2,707,834
CA Yuba City Unified School District
Series 2000,
Insured: FGIC
(a) 09/01/18	1,160,000	712,750

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CO El Paso County School District No. 11
Series 1996,
7.100% 12/01/16	2,105,000	2,583,256
CO Highlands Ranch Metropolitan District No. 2
Series 1996,
Insured: FSA
6.500% 06/15/12	470,000	526,362
HI Honolulu
Series 1993 B,
8.000% 10/01/10	1,180,000	1,321,034
IL Champaign County
Series 1999,
Insured: FGIC:
8.250% 01/01/20	1,015,000	1,365,246
8.250% 01/01/23	1,420,000	1,968,234
IL Chicago Board of Education
Series 1998 B-1,
Insured: FGIC:
(a) 12/01/10	3,905,000	3,455,339
(a) 12/01/13	13,400,000	10,461,648
(a) 12/01/21	8,000,000	4,120,800
(a) 12/01/22	25,200,000	12,279,708
Series 1999 A,
Insured: FGIC
(a) 12/01/09	5,000,000	4,596,000
Series 2005 A,
Insured: AMBAC
5.500% 12/01/22	4,750,000	5,291,975
IL Chicago
Series 1999,
Insured: FGIC:
(a) 01/01/14	2,000,000	1,547,640
5.500% 01/01/23	9,750,000	10,843,852
IL Coles & Cumberland Counties Unified School District
Series 2000,
Insured: FSA
(a) 12/01/12	3,030,000	2,467,511
IL Cook County High School District No. 209-Provisional Township
Series 2004,
Insured: FSA
(h) 12/01/15
(5.000% 12/01/07)	1,750,000	1,829,712
IL Cook County School District No. 102
Series 2001,
Insured: FGIC

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
(a) 12/01/20	3,065,000	1,654,027
IL Cook County
Series 1997 A,
Insured: MBIA
5.625% 11/15/22	5,000,000	5,067,900
IL De Kalb County Community Unified School District No. 424
Series 2001,
Insured: AMBAC:
(a) 01/01/20	2,575,000	1,462,471
(a) 01/01/21	2,675,000	1,437,973
IL Development Finance Authority Elgin School District No. U46
Series 2001,
Insured: FSA
(a) 01/01/16	2,660,000	1,862,958
IL Du Page County Community High School District No. 99
Series 1998,
Insured: FSA:
(a) 12/01/10	2,245,000	1,979,529
(a) 12/01/11	1,280,000	1,085,312
IL Du Page County
Series 1993,
5.600% 01/01/21	2,565,000	2,825,014
IL Kane & De Kalb Counties Community Unit School District No. 302
Series 2004,
Insured: FGIC
(a) 02/01/21	3,165,000	1,679,317
IL Lake & McHenry Counties Community Unified School District
Series 1998,
Insured: FGIC:
(a) 02/01/09	2,355,000	2,231,151
(a) 02/01/10	2,060,000	1,877,299
IL Lake County School District No. 56
Series 1997,
Insured: FGIC
9.000% 01/01/17	10,440,000	14,217,192
IL Will County Forest Preservation District
Series 1999 B,
Insured: FGIC
(a) 12/01/16	1,000,000	672,900
IL Will County School District No. 114
Series 2005 C,
Insured: FGIC
(a) 12/01/23	2,130,000	973,005
IL Will County United School District No. 365-UVY
Series 1999 B,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
Insured: FSA
(a) 11/01/18	3,370,000	2,050,746
IN Indianapolis-Marion County Public Library
Series 2002 A,
4.700% 07/01/19	2,260,000	2,296,002
KS Wyandotte County School District No. 500
Series 2005,
Insured: FSA
5.250% 09/01/20	1,000,000	1,091,770
KS Wyandotte County
Series 1998,
Insured: MBIA
4.500% 09/01/28	2,900,000	2,823,121
LA New Orleans
Series 1991,
Insured: AMBAC
(a) 09/01/12	6,250,000	5,119,625
MI Detroit City School District
Series 2005 A,
Insured: FSA
5.250% 05/01/30	10,000,000	10,908,300
MI Holland School District
Series 1992,
Insured: AMBAC
(a) 05/01/17	1,190,000	782,580
MI Paw Paw Public School District
Series 1998,
Insured: FGIC
5.000% 05/01/25	1,020,000	1,073,978
MI Redford Unified School District
Series 1997,
Insured: AMBAC
5.000% 05/01/22	650,000	687,447
MI St. John’s Public School
Series 1998,
Insured: FGIC
5.100% 05/01/25	1,790,000	1,908,534
MN Rosemount Independent School District No. 196
Series 1994 B,
Insured: CGIC
(a) 06/01/10	775,000	698,221
MO Independence School District
Series 1991,
6.250% 03/01/11	705,000	732,728
NC New Hanover County
Series 2001,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
5.000% 06/01/20	2,500,000	2,605,300
NE Omaha Convention Center/Arena
Series 2004,
5.250% 04/01/23	5,000,000	5,475,500
NH Manchester School Facilities Revenue
Series 2004,
Insured: MBIA
5.500% 06/01/22	2,000,000	2,234,420
NJ Washington Township Board of Education Mercer County
Series 2005,
Insured: FSA
5.250% 01/01/27	1,410,000	1,534,024
OH Adams County Ohio Valley Local School District
Series 1995,
Insured: MBIA
7.000% 12/01/15	3,000,000	3,475,350
OH Crooksville Exempt Village School District
Series 1986,
7.375% 12/01/07	25,000	25,165
OH Cuyahoga County
Series 1993 A,
Insured: MBIA
(a) 10/01/12	1,000,000	820,910
OH Dublin City School District
Series 1997,
Insured: MBIA
(a) 12/01/11	900,000	763,749
OH Gahanna-Jefferson City School District
Series 1993,
Insured: AMBAC
(a) 12/01/11	795,000	674,645
OH Kings Local School District
Series 1995,
Insured: FGIC
7.500% 12/01/16	2,110,000	2,524,931
OH Massillon City School District
Series 1994,
Insured: AMBAC:
(a) 12/01/09	900,000	825,813
(a) 12/01/11	1,000,000	848,610
OH Pickerington Local School District
Series 2001,
Insured: FGIC:
(a) 12/01/14	2,000,000	1,489,140
(a) 12/01/15	1,500,000	1,066,275
(a) 12/01/16	1,340,000	904,956

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OH River Valley Local School District
School Facilities Construction & Improvement,
Series 2001,
Insured: FSA
5.250% 11/01/23	500,000	546,335
OR Clackamas County School District No. 108
Series 2005,
Insured: FSA
5.500% 06/15/24	1,130,000	1,267,770
OR Linn County Community School District No. 9
Series 2005,
Insured: FGIC
5.500% 06/15/30	1,435,000	1,627,032
PA Cornwall-Lebanon School District
Series 2001,
Insured: FSA
(a) 03/15/18	3,020,000	1,894,869
PA Westmoreland County Municipal Authority
Series 2000 A,
Insured: MBIA
(a) 06/01/13	3,000,000	2,385,240
TN Metropolitan Government Nashville & Davidson Counties
Series 1996,
Insured: MBIA
(a) 05/15/09	5,250,000	4,920,247
TX Brazosport Independent School District
Series 2003 C,
Guarantor: PSFG
5.000% 02/15/16	1,150,000	1,210,398
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	7,500,000	7,801,425
TX Galveston County
Series 2001,
Insured: FGIC
(a) 02/01/20	1,510,000	852,259
TX Harris County
Series 2002,
Insured: MBIA
(a) 08/15/19	8,000,000	4,644,640
TX Hurst Euless Bedford Independent School District
Series 1998,
Guarantor: PSFG
4.500% 08/15/25	16,000,000	15,520,000
TX McKinney Independent School District

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
Series 2001,
Guarantor: PSFG
5.125% 02/15/17	4,155,000	4,351,324
TX North East Independent School District
Series 1999,
Guarantor: PSFG
4.500% 10/01/28	930,000	894,418
WA Clark County School District No. 37
Series 2001 C,
Insured: FGIC:
(a) 12/01/16	3,000,000	2,022,360
(a) 12/01/20	6,150,000	3,353,410
WA King & Snohomish Counties School District No. 417
Series 1998 B,
Insured: FGIC:
(a) 06/15/14	1,800,000	1,364,058
(a) 06/15/16	3,315,000	2,279,858
Local General Obligations Total		321,117,915
Special Non-Property Tax – 7.1%
CA San Francisco Bay Area Transit Financing Authority
Series 1990,
Insured: AMBAC
6.750% 07/01/11	2,500,000	2,774,725
FL Leon County
Series 2005,
Insured: AMBAC
5.000% 10/01/15	5,000,000	5,336,950
FL Orange County
Series 1998 A,
Insured: AMBAC
4.750% 10/01/24	2,000,000	2,006,600
FL Tallahassee Blueprint 2000 Intergovernmental Agency
Series 2003,
Insured: FSA
5.000% 10/01/13	1,000,000	1,053,080
FL Tampa Sports Authority
Series 1995,
Insured: MBIA
5.750% 10/01/25	2,500,000	2,855,950
FL Tampa
Series 1996,
Insured: AMBAC
(a) 04/01/21	900,000	482,670
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 P,
Insured: AMBAC
6.250% 07/01/20	6,000,000	6,858,480

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
IL Metropolitan Pier & Exposition Authority
Series 1993 A,
Insured: FGIC:
(a) 06/15/13	11,640,000	9,255,662
(a) 06/15/16	3,750,000	2,570,175
Series 1996 A,
Insured: MBIA:
(a) 06/15/12	2,345,000	1,949,914
(a) 12/15/12	8,850,000	7,218,591
Series 2002 B,
Insured: MBIA
5.000% 06/15/21	3,000,000	3,087,810
IL Sales Tax Revenue
Series 2002,
Insured: FGIC
6.000% 06/15/23	4,000,000	4,672,640
MA Bay Transportation Authority
Series 2005 A,
5.000% 07/01/25	3,000,000	3,174,840
Series 2005 B,
Insured: MBIA:
5.500% 07/01/26	1,500,000	1,682,925
5.500% 07/01/29	2,000,000	2,255,100
Series 2006 A,
5.250% 07/01/29	3,185,000	3,482,001
NJ Economic Development Authority
Cigarette Tax,
Series 2004,
5.500% 06/15/31	775,000	788,973
NY Dormitory Authority
Series 2005 B,
Insured: AMBAC
5.500% 03/15/29	2,030,000	2,295,991
Series B,
Insured: AMBAC:
5.500% 03/15/27	5,860,000	6,583,534
5.500% 03/15/30	6,040,000	6,834,260
NY Local Government Assistance Corp.
Series 1993 E:
Insured: AMBAC
5.250% 04/01/16	10,000,000	10,806,700
Insured: MBIA
5.000% 04/01/21	3,655,000	3,869,622
NY New York City Transitional Finance Authority
Series 2002 A,
5.500% 11/01/26(c)	5,000,000	5,322,100
NY Sales Tax Asset Receivables Corp.

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
Series 2004 A,
Insured: AMBAC
5.000% 10/15/32	3,950,000	4,054,477
OH Hamilton County Sales Tax Revenue
Series 2000 B,
Insured: AMBAC
(a) 12/01/20	2,000,000	1,091,940
PR Commonwealth of Puerto Rico Convention Center Authority
Series 2006,
Insured: AMBAC
5.000% 07/01/20	3,000,000	3,150,570
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Y,
Insured: MBIA
6.250% 07/01/12	3,000,000	3,339,780
Series 1996 Z,
Insured: FSA
6.000% 07/01/18	10,000,000	11,572,000
Series 2002 E,
Insured: FSA
5.500% 07/01/14	10,000,000	11,001,500
Series 2005 L,
Insured: MBIA
5.250% 07/01/35	5,000,000	5,465,350
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A,
Insured: FGIC
5.500% 07/01/24	4,000,000	4,473,400
Series 2005 C,
Insured: AMBAC:
5.500% 07/01/25	1,955,000	2,187,723
5.500% 07/01/26	2,000,000	2,243,900
TX Harris County Houston Sports Authority
Series 2001 A,
Insured: MBIA:
(a) 11/15/14	3,905,000	2,896,378
(a) 11/15/15	3,975,000	2,810,405
(a) 11/15/16	4,040,000	2,706,558
TX Houston Hotel Occupancy
Series 2001 B,
Insured: AMBAC
(a) 09/01/17	2,000,000	1,289,560
UT Transit Authority Sales Tax Revenue
Series 2006 C,
Insured: FSA
5.250% 06/15/29	10,000,000	10,902,300
VA Peninsula Town Center Community Development Authority

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
Series 2007,
6.250% 09/01/24(b)	2,375,000	2,389,013
WA Central Puget Sound Regional Transportation Authority
Series 1998,
Insured: FGIC
5.250% 02/01/21	4,500,000	4,874,805
Special Non-Property Tax Total		173,668,952
Special Property Tax – 0.6%
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	1,850,000	1,932,880
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	1,355,000	1,445,677
FL Heritage Palms Community Development District
Series 1999 A,
6.750% 05/01/21	100,000	100,573
FL Lexington Oaks Community Development District
Series 1998 A,
6.125% 05/01/19	490,000	490,093
FL Maple Ridge Community Development District
Series 2000 A,
7.150% 05/01/31	185,000	192,727
FL Orlando
Conroy Road Interchange,
Series 1998 A,
5.800% 05/01/26	300,000	292,962
FL Stoneybrook Community Development District
Series 1998 A,
6.100% 05/01/19	210,000	210,031
FL Village Center Community Development District
Series 1998 A,
Insured: MBIA
5.500% 11/01/12	750,000	811,455
FL Westchester Community Development District No. 1
Series 2003,
6.000% 05/01/23	2,395,000	2,387,552
IL Sports Facilities Authority
Series 2001,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
Insured: AMBAC
(a) 06/15/18	4,000,000	2,481,360
IN Portage
Series 2006,
5.000% 01/15/27	410,000	394,711
OH Toledo-Lucas County Port Authority
Series 2007,
5.400% 11/01/36	4,000,000	4,005,880
Special Property Tax Total		14,745,901
State Appropriated – 6.5%
IN Office Building Commission
Series 1995 B,
Insured: AMBAC
6.250% 07/01/16	8,000,000	9,045,360
KY Turnpike Authority
Series 1992,
Insured: FGIC
(a) 01/01/10	7,500,000	6,859,875
MI State
Series 1992,
6.250% 11/01/12	5,435,000	5,845,560
NJ Economic Development Authority
Series 2005 K,
Insured: FGIC
5.250% 12/15/21	2,000,000	2,187,680
Series 2005 N-1:
Insured: FGIC
5.500% 09/01/27	5,000,000	5,619,450
Insured: FSA
5.500% 09/01/25	13,990,000	15,703,355
NJ Transportation Trust Fund Authority
Series 1995 B,
Insured: MBIA
7.000% 06/15/12	16,865,000	19,230,991
Series 1999 A:
5.750% 06/15/18	5,000,000	5,601,900
5.750% 06/15/20	4,150,000	4,662,857
Series 2001 C,
Insured: FSA
5.500% 12/15/15	1,685,000	1,866,845
Series 2006 A,
5.500% 12/15/23	3,000,000	3,306,900
NY Dormitory Authority
Series 1990 A,
7.500% 05/15/13	8,000,000	9,426,240
Series 1993 A:
Insured: CGIC
6.000% 07/01/20	6,140,000	7,055,106
Insured: FGIC

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
5.875% 05/15/17	28,240,000	32,039,410
Insured: FSA
5.500% 05/15/19	2,350,000	2,606,174
Series 1993,
6.000% 07/01/20	13,350,000	15,230,214
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 F,
5.250% 07/01/20	2,000,000	2,120,840
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27	1,000,000	1,058,000
UT Building Ownership Authority
Series 1998 C,
Insured: FSA
5.500% 05/15/19	3,450,000	3,787,237
VA Port Authority
Series 2003, AMT,
Insured: MBIA
5.250% 07/01/16	1,505,000	1,590,123
WV Building Commission
Series 1998 A,
Insured: AMBAC
5.375% 07/01/21	3,215,000	3,488,307
State Appropriated Total		158,332,424
State General Obligations – 5.9%
CA State
Series 2002,
Insured: AMBAC:
6.000% 04/01/16	3,000,000	3,434,040
6.000% 04/01/17	2,500,000	2,881,350
6.000% 04/01/18	3,000,000	3,468,570
Series 2003,
5.250% 02/01/23	5,000,000	5,378,800
Series 2004,
5.000% 02/01/22	2,000,000	2,051,760
Series 2007,
4.500% 08/01/30	45,000,000	41,248,350
FL Board of Education
Series 1985,
9.125% 06/01/14	1,735,000	2,037,567
FL State
Series 2002,
5.000% 07/01/23	4,425,000	4,541,687
IL State
Series 2001,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
Insured: FGIC
6.000% 11/01/26	3,000,000	3,487,590
Series 2004 A,
5.000% 03/01/34	3,000,000	3,046,560
MA Bay Transportation Authority
Series 1992 B,
Insured: MBIA
6.200% 03/01/16	3,825,000	4,306,797
Series 1994 A:
7.000% 03/01/14	3,150,000	3,616,830
Insured: FSA
7.000% 03/01/19	2,500,000	3,013,425
MA State
Series 2004 A,
Insured: AMBAC
5.250% 08/01/21	9,675,000	10,555,425
Series 2006 B,
Insured: FSA
5.250% 09/01/25	5,000,000	5,452,800
NV State
Series 1992 A,
6.800% 07/01/12	60,000	60,145
PR Commonwealth of Puerto Rico
Aqueduct & Sewer Authority,
Series 2001,
Insured: FSA
5.500% 07/01/17	13,130,000	14,683,541
Series 1996 B,
Insured: AMBAC
6.500% 07/01/15	2,650,000	3,109,086
Series 2004 A,
5.250% 07/01/21	3,000,000	3,116,610
Series 2006 A,
5.250% 07/01/30	2,000,000	2,043,800
TX Public Finance Authority
Series 1997,
(a) 10/01/13	4,000,000	3,139,840
WA State
Series 1990 A,
6.750% 02/01/15	12,700,000	14,402,308
Series 1992-93 A,
5.750% 10/01/12	2,955,000	3,110,640
Series 2000 S-5,
Insured: FGIC

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
(a) 01/01/19	5,000,000	2,999,500
State General Obligations Total		145,187,021
TAX-BACKED TOTAL		868,446,688
TRANSPORTATION – 8.2%
Air Transportation – 1.3%
CO Denver City & County Special Facility Authority
United Airlines, Inc.,
Series 2007, AMT,
5.250% 10/01/32	5,000,000	4,457,500
IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	4,000,000	4,000,920
NC Charlotte/Douglas International Airport
US Airways, Inc.:
Series 1998, AMT,
5.600% 07/01/27	4,300,000	4,253,947
Series 2000, AMT,
7.750% 02/01/28	6,750,000	7,115,377
NJ Economic Development Authority
Continental Airlines, Inc.,
Series 1999, AMT:
6.250% 09/15/19	1,300,000	1,314,222
6.250% 09/15/29	2,000,000	2,021,880
6.400% 09/15/23	4,000,000	4,064,960
TX Dallas-Fort Worth International Airport
Series 2000, AMT,
8.500% 05/01/29	4,000,000	4,079,640
Air Transportation Total		31,308,446
Airports – 1.0%
FL Miami-Dade County
Series 2002, AMT,
Insured: FGIC
5.750% 10/01/20	2,095,000	2,225,435
IL Chicago O’Hare International Airport
Series 1993 A,
5.000% 01/01/16	300,000	300,066
MA Port Authority
Series 1999 600R, AMT,
Insured: FGIC
7.052% 07/01/29(c)(e)	1,000,000	1,066,610
Series 1999 D, AMT,
6.000% 07/01/29(e)(g)	3,000,000	3,106,860
MO St. Louis Airport Revenue

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
Series 2005,
Insured: MBIA
5.500% 07/01/27	4,000,000	4,459,240
NC Charlotte
Series 1999 B, AMT,
6.000% 07/01/28(g)	2,000,000	2,070,920
Series 1999, AMT,
Insured: MBIA
7.860% 06/15/22(c)(e)	1,000,000	1,065,050
NV Clark County
Series 2002, AMT,
Insured: MBIA
5.250% 07/01/11	1,960,000	2,049,003
OK Tulsa Airports Improvement Trust
Series 2004 A, AMT,
Insured: FGIC
5.000% 06/01/10	1,220,000	1,253,965
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
Series 2003 A, AMT,
Insured: AMBAC
5.500% 11/01/15	3,210,000	3,405,810
WA Seattle Port
Series 1999 B, AMT,
Insured: FGIC
5.500% 09/01/13	3,885,000	4,121,441
Airports Total		25,124,400
Toll Facilities – 4.7%
CA San Joaquin Hills Transportation Corridor Agency
Series 1997 A,
Insured: MBIA
(a) 01/15/14	14,450,000	11,225,627
CO E-470 Public Highway Authority
Series 1997 B,
Insured: MBIA:
(a) 09/01/11	17,685,000	15,141,367
(a) 09/01/22	6,515,000	3,179,581
Series 2000 B,
Insured: MBIA
(a) 09/01/18	18,600,000	11,318,472
MA Turnpike Authority
Series 1997 A,
Insured: MBIA
(a) 01/01/24	7,000,000	3,205,230
Series 1997 C,
Insured: MBIA:
(a) 01/01/18	4,700,000	2,976,510
(a) 01/01/20	17,000,000	9,678,440
NJ Turnpike Authority
Series 1991 C:
Insured: FSA

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
6.500% 01/01/16	8,500,000	9,663,905
Insured: MBIA
6.500% 01/01/16	2,840,000	3,228,881
Series 2004 C-2,
Insured: AMBAC
5.500% 01/01/25	2,500,000	2,804,950
Series 2005,
Insured: FSA
5.250% 01/01/30	2,000,000	2,191,940
NY Triborough Bridge & Tunnel Authority
Series 2002,
Insured: MBIA
5.500% 11/15/20	6,800,000	7,622,528
OH Turnpike Commission
Series 1998 A,
Insured: FGIC
5.500% 02/15/24	7,000,000	7,833,490
TX Turnpike Authority
Series 2002 A,
Insured: AMBAC:
(a) 08/15/16	7,000,000	4,762,940
(a) 08/15/18	10,000,000	6,130,900
(a) 08/15/19	10,330,000	5,997,391
VA Richmond Metropolitan Authority
Series 1998,
Insured: FGIC
5.250% 07/15/22	7,800,000	8,508,708
Toll Facilities Total		115,470,860
Transportation – 1.2%
IL Regional Transportation Authority
Series 1994 C,
Insured: FGIC
7.750% 06/01/20	5,000,000	6,408,250
NV Department of Business & Industry
Las Vegas Monorail Co.,
Series 2000:
7.375% 01/01/30	1,650,000	1,651,848
7.375% 01/01/40	3,750,000	3,746,213
NY Metropolitan Transportation Authority
Series 2007 A,
Insured: FSA
5.000% 11/15/33	12,000,000	12,317,760
OH Toledo-Lucas County Port Authority
Series 1992,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
6.450% 12/15/21	3,950,000	4,392,360
Transportation Total		28,516,431
TRANSPORTATION TOTAL		200,420,137
UTILITIES – 14.5%
Independent Power Producers – 0.6%
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT,
6.750% 10/01/19	7,000,000	7,075,390
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT,
5.500% 01/01/23	7,800,000	7,374,666
PA Carbon County Industrial Development Authority
Panther Creek Partners,
Series 2000, AMT,
6.650% 05/01/10	540,000	559,964
Independent Power Producers Total		15,010,020
Investor Owned – 2.1%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co.,
Series 1997 A, AMT,
6.100% 09/01/25	2,000,000	2,010,860
IN Development Finance Authority
Series 1999, AMT,
5.950% 08/01/30	5,000,000	5,014,500
IN Petersburg
Series 1995 C, AMT,
5.950% 12/01/29	5,000,000	5,094,400
MA Development Finance Agency
Dominion Energy Brayton,
Series 2006, AMT,
5.000% 02/01/36	3,000,000	2,851,590
MI Strategic Fund
Detroit Edison Co.,
Series 1991 BB,
Insured: AMBAC
7.000% 05/01/21	2,505,000	3,135,984
NY Energy & Research Development Authority
Brooklyn Union Gas Co.,
Series 1993, IFRN,
8.295% 04/01/20(c)(e)	13,000,000	13,841,620
OH Air Quality Development Authority
Cleveland Electric Illuminating Co.,
Series 2002 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
6.000% 12/01/13	500,000	506,880
TX Brazos River Authority Pollution Control Revenue
TXU Energy Co. LLC:
Series 1999 B, AMT,
6.750% 09/01/34	12,455,000	12,938,877
Series 2003 A, AMT,
6.750% 04/01/38	1,900,000	1,973,815
TX Sabine River Authority Pollution Control Revenue
Series 2001 C,
5.200% 05/01/28	3,000,000	2,711,130
WY Lincoln County Environmental Improvement
Pacificorp,
Series 1995, AMT,
4.125% 11/01/25	2,500,000	2,468,975
Investor Owned Total		52,548,631
Joint Power Authority – 4.9%
AZ Salt River Project Agricultural Improvement & Power District
Series 2006 A,
5.000% 01/01/37	5,000,000	5,129,850
GA Monroe County Development Authority
Oglethorpe Power Corp.,
Series 1992,
6.800% 01/01/11	2,000,000	2,167,660
GA Municipal Electric Authority
Series 1991,
Insured: MBIA
6.600% 01/01/18	17,280,000	19,811,866
Series 1998 Y,
Insured: AMBAC
6.400% 01/01/13	935,000	1,023,404
MN Anoka County Solid Waste Disposal
National Power Association,
Series 1987 A, AMT,
6.950% 12/01/08	115,000	118,014
MN Southern Minnesota Municipal Power Agency
Series 2002 A,
Insured: AMBAC
5.250% 01/01/17	11,000,000	11,990,000
NC Eastern Municipal Power Agency
Series 1991 A,
6.500% 01/01/18	2,185,000	2,446,807
Series 1992,
Insured: MBIA
(a) 01/01/09	2,260,000	2,148,243

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
Series 1993 B,
Insured: RAD
6.000% 01/01/22	500,000	569,445
Series 1993,
Insured: AMBAC
6.000% 01/01/18	20,470,000	23,420,955
SC Piedmont Municipal Power Agency
Series 1988,
Insured: AMBAC
(a) 01/01/13	16,070,000	12,349,152
Series 1993,
Insured: MBIA
5.375% 01/01/25	11,370,000	12,216,156
Series 2004 A,
Insured: FGIC
(a) 01/01/24	5,000,000	2,264,050
TX Municipal Power Agency
Series 1989,
Insured: AMBAC:
(a) 09/01/11	5,000,000	4,282,550
(a) 09/01/12	2,795,000	2,299,614
Series 1993,
Insured: MBIA
(a) 09/01/15	8,790,000	6,288,630
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	5,000,000	5,183,200
WA Public Power Supply System
Nuclear Project No. 3,
Series 1989 B,
(a) 07/01/08	7,000,000	6,779,920
Joint Power Authority Total		120,489,516
Municipal Electric – 2.2%
AK Anchorage
Series 1993,
Insured: MBIA
8.000% 12/01/09	2,000,000	2,180,540
OH Cleveland Public Power Systems
Series 1994 A,
Insured: MBIA
(a) 11/15/13	2,000,000	1,563,240
PA Westmoreland County Municipal Authority
Series 1995 A,
Insured: FGIC
(a) 08/15/23	5,540,000	2,607,235
Series 1999 A,
Insured: MBIA
(a) 08/15/22	2,000,000	994,000
PR Commonwealth of Puerto Rico Electric Power Authority

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
Series 2002 KK,
Insured: MBIA
5.500% 07/01/16	12,000,000	13,356,000
Series 2007 VV,
Insured: MBIA
5.250% 07/01/26	10,000,000	10,905,100
SD Heartland Consumers Power District
Series 1992,
Insured: FSA:
6.000% 01/01/09	160,000	162,427
6.000% 01/01/17	13,600,000	15,244,648
TX San Marcos
Series 2002,
Insured: FSA
5.250% 11/01/16	1,000,000	1,064,590
WA Chelan County Public Utilities District No. 1
Columbia River Rock Hydroelectric,
Series 1997 A,
Insured: MBIA
(a) 06/01/09	5,000,000	4,673,200
Municipal Electric Total		52,750,980
Water & Sewer – 4.7%
AL Birmingham Waterworks & Sewer Board
Series 2007 A,
Insured: AMBAC
4.375% 01/01/32	6,000,000	5,577,300
AL Jefferson County
Series 1997 A,
Insured: FGIC
5.625% 02/01/22	570,000	576,481
CA Castaic Lake Water Agency
Series 1999,
Insured: AMBAC
(a) 08/01/24	9,445,000	4,191,974
CA San Francisco City & County Public Utilities Commission
Series 2006 A,
Insured: FSA
4.500% 11/01/31	17,800,000	16,893,624
FL Seminole County
Series 1992,
Insured: MBIA
6.000% 10/01/19	470,000	531,156
FL St. John’s County Water & Sewer Authority
Series 1991 A,
Insured: MBIA
(a) 06/01/13	2,600,000	2,073,058

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
Series 1999 A,
Insured: MBIA
(a) 06/01/14	1,500,000	1,142,445
GA Atlanta Water & Wastewater Revenue
Series 1991 A,
Insured: FGIC
5.500% 11/01/22	5,475,000	5,865,915
Series 2001 A,
Insured: MBIA
5.500% 11/01/27	1,500,000	1,679,310
GA Fulton County Water & Sewer
Series 1992,
Insured: FGIC
6.375% 01/01/14	620,000	680,599
GA Henry County Water & Sewer Authority
Series 1997,
Insured: AMBAC
6.150% 02/01/20	5,390,000	6,312,984
GA Milledgeville Water & Sewer Revenue
Series 1996,
Insured: FSA
6.000% 12/01/21	1,000,000	1,150,260
IL Chicago
Series 1998,
Insured: MBIA
(a) 01/01/20	7,275,000	4,131,836
Series 2000,
Insured: AMBAC
5.750% 11/01/10	4,800,000	5,086,368
MA Water Resources Authority
Series 1993 C,
Insured: AMBAC
5.250% 12/01/15	1,170,000	1,254,240
Series 2002 J,
Insured: FSA
5.500% 08/01/21	5,000,000	5,595,400
Series 2006 A,
Insured: AMBAC
5.000% 08/01/24	2,170,000	2,262,702
MS V Lakes Utility District
Series 1994,
8.250% 07/15/24(i)	750,000	450,000
NY New York City Municipal Water Finance Authority
Series 1999,
Insured: FGIC
6.870% 06/15/32(c)(e)	2,000,000	2,173,380
Series 2001 D,
5.250% 06/15/25	3,520,000	3,669,283
OH Cleveland Waterworks Revenue
Series 1993 G,
Insured: MBIA

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
5.500% 01/01/21	4,015,000	4,443,802
OH Lakewood Water Systems Revenue
Series 1995,
Insured: AMBAC
5.850% 07/01/20	2,190,000	2,517,296
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co.,
Series 1992 A, AMT,
6.900% 06/01/24	3,400,000	4,118,862
SC Western Carolina Regional Sewer Authority
Series 2005,
Insured: FSA
5.250% 03/01/21	4,400,000	4,782,360
TN Metropolitan Government Nashville & Davidson County
Series 1993,
Insured: FGIC
5.200% 01/01/13	2,500,000	2,673,625
TX Houston Water & Sewer Systems
Series 1991 C,
Insured: AMBAC:
(a) 12/01/09	4,000,000	3,666,240
(a) 12/01/10	3,750,000	3,305,512
Series 1998 A,
Insured: FSA:
(a) 12/01/19	10,545,000	5,990,404
(a) 12/01/23	985,000	450,677
TX Houston
Series 1991 C,
Insured: AMBAC
(a) 12/01/08	4,000,000	3,813,200
VA Fairfax County Water Authority
Series 2005 B,
5.250% 04/01/24	6,175,000	6,788,054
Water & Sewer Total		113,848,347
UTILITIES TOTAL		354,647,494

Total Municipal Bonds (cost of $2,279,816,424)		2,406,597,408

Shares
Municipal Preferred Stocks – 1.0%
HOUSING – 1.0%
Multi-Family – 1.0%
Charter Mac Equity Issuer Trust
Series 1999, AMT,
6.625% 06/30/09(e)	6,000,000	6,225,180

	Shares	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi-Family – (continued)
Series 2000, AMT,
7.600% 11/30/10(e)	5,000,000	5,408,650
Munimae TE Bond Subsidiary LLC
Series 2000 B, AMT,
7.750% 06/30/50(e)	10,000,000	10,838,000
Series 2005 C-3, AMT,
5.500% 11/29/49(e)	1,000,000	1,014,380
Multi-Family Total		23,486,210
HOUSING TOTAL		23,486,210

Total Municipal Preferred Stocks (cost of $22,000,000)		23,486,210
Investment Company – 0.6%
Dreyfus Tax-Exempt Cash Management Fund
(7 day yield of 3.690%)	14,867,388	14,867,388
Total Investment Company (cost of $14,867,387)		14,867,388

	Par ($)
Other – 0.0%
TRANSPORTATION – 0.0%
Air Transportation – 0.0%
IL Chicago O’Hare International Airport
United Airlines, Inc.,
Series 1999 A, (j)(k)	4,100,000	184,500
IN Indianapolis Airport Authority
United Airlines, Inc.,
Series 1995 A, AMT, (j)(k)	1,360,000	174,080
Air Transportation Total		358,580
TRANSPORTATION TOTAL		358,580

Total Other (cost of $1,042,762)		358,580

	Shares
Common Stocks – 0.0%
INDUSTRIALS – 0.0%
Airlines – 0.0%
UAL Corp. (j)(l)	1,111	52,739
Airlines Total		52,739
INDUSTRIALS TOTAL		52,739

Total Common Stocks (cost of $39,177)		52,739
Securities Lending Collateral – 0.0%
State Street Navigator Securities Lending Prime Portfolio (m)
(7 day yield of 5.290%)	51,408	51,408

Total Securities Lending Collateral (cost of $51,408)		51,408

	Par ($)	Value ($)
Short-Term Obligations – 0.9%
VARIABLE RATE DEMAND NOTES (n) – 0.9%
FL Orange County School Board
Series 2002 B,
Insured: MBIA,
SPA: SunTrust Bank N.A.
4.050% 08/01/27	1,200,000	1,200,000
Series 2007 C,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.910% 08/01/22	5,800,000	5,800,000
FL Pinellas County Health Facility Authority
All Childrens Hospital,
Series 1985,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.980% 12/01/15	5,500,000	5,500,000
MI Eastern University
Series 2001,
Insured: FGIC,
SPA: Dexia Credit Local
3.980% 06/01/27	300,000	300,000
MI Northern University
Series 2006,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.980% 12/01/35	1,200,000	1,200,000
MN Brooklyn Center
BCC Associates LLC,
Series 2001,
LOC: U.S. Bank N.A.
4.030% 12/01/14	200,000	200,000
MO Health & Educational Facilities Authority
St. Louis University,
Series 2006 A,
Insured: MBIA,
SPA: Bank of New York
3.990% 10/01/35	1,000,000	1,000,000
MS Jackson County Pollution Control
Chevron Corp.,
Series 1993,
4.050% 06/01/23	1,400,000	1,400,000
TX Harris County Health Facilities Development Corp.
Texas Children’s Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.950% 10/01/29	1,400,000	1,400,000
Texas Medical Center,
Series 2006,
Insured: MBIA,

	Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (n) – (continued)
SPA: JPMorgan Chase Bank
3.960% 05/01/35	1,000,000	1,000,000
YMCA-Greater Houston Area,
Series 2002,
LOC: JPMorgan Chase Bank
3.960% 07/01/37	700,000	700,000
WA Housing Finance Commission
Local 82 JATC Educational Development Trust,
Series 2000,
LOC: U.S. Bank N.A.
3.900% 11/01/25	300,000	300,000
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd.,
Series 2000 A,
Insured: FSA,
SPA: Dexia Credit Local
3.980% 12/01/15	600,000	600,000
WY Uinta County
Chevron Corp.,
Series 1992,
4.050% 12/01/22	1,400,000	1,400,000
VARIABLE RATE DEMAND NOTES TOTAL		22,000,000

Total Short-Term Obligations (cost of $22,000,000)		22,000,000

Total Investments – 100.7% (cost of $2,339,817,158)(o)(p)	2,467,413,733

Other Assets & Liabilities, Net – (0.7)%	(16,777,395)

Net Assets – 100.0%	2,450,636,338

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	Security purchased on a delayed delivery basis.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(d)	The issuer is in default of certain debt covenants. Income is being accrued. At August 31, 2007, the value of this security represents 0.1% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities, which are not illiquid except the following, amounted to $99,987,663, which represents 4.1% of net assets.

Security	Acquisition Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,498,133

(f)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(g)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $53,238,510 and serve as collateral in the transactions.

(h)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.

(i)	The issuer is in default of certain debt covenants. Income is not being accrued. At August 31, 2007, the value of this security represents 0.0% of net assets.

(j)	Non-income producing security.

(k)	Position reflects anticipated residual bankruptcy claims.

(l)	All or a portion of this security was on loan at August 31, 2007. The total market value of securities on loan at August 31, 2007 is $51,647.

(m)	Investment made with cash collateral received from securities lending activity.

(n)

Variable rate demand note. Each security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of August 31, 2007.

(o)	Cost for federal income tax purposes is $2,335,525,326.

(p)	Unrealized appreciation and depreciation at August 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$153,768,946	$(21,880,539)	$131,888,407

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 25, 2007